Investments	12 Months Ended
Dec. 31, 2024
Disclosure Investments Abstract
Investments

12	Investments

The Company holds interests in certain Special Purpose Entities (SPE). Although SABESP has no majority shares of its investees, the shareholders’ agreement provides for the power of veto in certain management issues, however, with no ability to use such power of veto in a way to affect the returns over the investments, indicating participating shared control (joint venture – IFRS 11), except for SABESP Olímpia, in which the Company holds a stake of 100% and meets the control requirements, consolidated this SPE, according to the Accounting Policy described in Note 3.1.

1.	Sesamm

As of August 15, 2008, Sesamm – Serviços de Saneamento de Mogi Mirim S/A was incorporated for a 30 year term from the signature date of the concession agreement with the municipality, to provide services to complement the implementation of the sewage removal system and implementation of the operation of the sewage treatment system in the municipality of Mogi Mirim, including the disposal of solid waste.

As of December 31, 2024, the company’s share capital was R$ 19,532, divided into 19,532,409 registered common shares with no par value, of which SABESP holds an interest of 36%, while GS Inima holds an interest of 64%.

The operations initiated in June 2012.

2.	Águas de Andradina

As of September 15, 2010, Águas de Andradina S.A. was incorporated, for an indefinite term, to provide water supply and sewage services to the municipality of Andradina.

As of December 31, 2024, the company’s share capital was R$ 17,936, divided into 17,936,174 registered common shares with no par value, of which SABESP holds an interest of 30%, while Iguá holds an interest of 70%.

The Company pledges 100% of the interest held in Águas de Andradina as a guarantee for the issue of Letters of Guarantee with BNDES.

The operations initiated in October 2010.

3.	Águas de Castilho

As of October 29, 2010, Águas de Castilho was incorporated to provide water supply and sewage services in the municipality of Castilho.

As of December 31, 2024, the company’s share capital was R$ 2,785, divided into 2,785,276 registered shares with no par value, of which SABESP holds an interest of 30%, whilw Iguá holds an interest of 70%.

The Company pledges 100% of the interest held in Águas de Castilho as a guarantee for the issue of Letters of Guarantee with BNDES.

The operations initiated in January 2011.

4.	Attend Ambiental

As of August 23, 2010, Attend Ambiental S/A was incorporated to implement and operate a pre-treatment station of non-domestic effluents and sludge transportation in the metropolitan region of São Paulo, as well as the development of other related activities and the creation of similar infrastructures in other locations in Brazil and abroad.

As of December 31, 2024, the company’s share capital was R$ 23,494, divided into 37,677,245 registered common shares with no par value, of which SABESP holds an interest of 45%, while Estre holds an interest of 55%.

The operations initiated in December 2014.

5.	Aquapolo Ambiental S/A.

As of October 8, 2009, Aquapolo Ambiental, was incorporated with the purpose of producing, supplying, and selling reuse water to Quattor Química S.A., Quattor Petroquímica S.A., Quattor Participações S.A. and other companies that are part of the Petrochemical Center of Capuava and the São Paulo ABC region.

As of December 31, 2024, the company’s share capital was R$ 36,412, divided into 42,419,045 registered common shares with no par value, of which SABESP holds an interest of 49%, while GS Inima Industrial holds an interest of 51%.

The Company pledges 100% of the interest held in Aquapolo Ambiental S/A as a guarantee for the borrowing obtained through a debenture issue.

The operations initiated in October 2012.

6.	Paulista Geradora de Energia

As of April 13, 2015, the Company acquired shares from Empresa Paulista Geradora de Energia S/A, jointly with Servtec Investimentos e Participações Ltda (“Servtec”) and Tecniplan Engenharia e Comércio Ltda ("Tecniplan"), whose purpose is the implementation and commercial exploration of hydraulic potentials in Small Hydroelectric Power Plants (SHPPs) located at the Guaraú and Vertedouro Cascata Water Treatment Stations.

As of December 31, 2024, the company’s share capital was R$ 28,989, divided into 288,988,640 registered common shares with no par value, of which SABESP holds an interest of 25%, Servtec 37.5%, and Tecniplan 37.5%.

The operations initiated in March 2023.

7.	Cantareira SP Energia

As of October 28, 2022, Cantareira SP Energia S/A was created with the purpose of developing, producing, and selling photovoltaic energy; selling and purchasing energy; renting, loaning, and leasing own or third-party assets; operating and maintaining energy generation plants; and holding an interest in other companies.

As of December 31, 2024, the company’s share capital was R$ 1,000, divided into 1,000,000 registered common shares with no par value, of which SABESP holds an interest of 49%, while Pacto SP Energia I Ltda. holds an interest of 51%.

As of December 31, 2024, operations had not initiated yet.

8.	Baruei Energia Renovável (former FOXX URE-BA Ambiental S/A)

As of December 22, 2022, SABESP acquired shares from FOXX URE-BA Ambiental S/A, for R$ 40,000 for the acquisition of 20% of the company’s share capital, corresponding to R$ 13,852. The difference paid, of R$ 26,148, was recorded in intangible assets under “Right of use – Investments”. The business purpose of FOXX URE-BA is to provide services, under a concession regime, related to the treatment and final disposal of solid urban waste, including all waste from domestic and commercial collection, sweeping, pruning, cleaning of streets and other public highways, and the urban drainage system, the provision of these services and related activities to third parties with which it has executed contracts for such a purpose, including investments and works of the treatment unit, implemented and operated by the company, for the treatment and final disposal of waste, operation of revenue sources, carbon credits, and the byproduct resulting from the treatment process and final disposal of urban solid waste, as well as selling electricity.

As of December 31, 2024, the company’s share capital was R$ 274,755, divided into 274,754,806 registered common shares with no par value, of which SABESP holds an interest of 20%, while FOXX Inova Ambiental S/A holds an interest of 80%.

9.	Infranext Soluções em Pavimentação S/A

As of December 7, 2022, SPE Infranext Soluções e Pavimentação S/A was created to sell cold asphalt and related products, provide related services, make investments, and hold interest in other companies.

As of December 31, 2024, the company’s share capital was R$ 7,050, divided into 7,050,000 registered common shares with no par value, and can be increased up to R$ 12,000, divided into 12,000,000 registered common shares with no par value, of which SABESP holds an interest of 45% and DVS – Locação de Equipamentos Ltda. holds 55%.

As of December 31, 2024, operations had not initiated yet.

10.	SABESP Olímpia S/A

As of August 11, 2023, Sabesp Olímpia S/A was incorporated with the corporate purpose of providing public water supply and sewage services in the municipality of Olímpia/SP, under the Concession Agreement resulting from the Bid Notice 02/2023.

As of December 31, 2024, the company’s share capital was R$ 811, divided into 811.121 registered common shares with no par value. The company’s total share capital will be R$ 8,111, divided into 8,111,208 registered common shares with no par value, of which SABESP will hold an interest of 100%.

The operations initiated in December 2023.

Interests in investees

The Company holds equity interest valued by the equity accounting in the following investees:

Company	Equity			Contribution	Dividends distributed	Profit (loss) for the year
	2024	2023	2022	2024	2024	2024	(*)	2023	2022

Sesamm	75,307	61,275	59,371	-	(4,677)	18,709	-	20,389	14,825
Águas de Andradina	37,959	34,088	30,777	-	(1,068)	4,939	-	3,311	1,186
Águas de Castilho	8,782	12,784	10,787	-	(6,157)	2,155	-	1,997	1,403
Attend Ambiental	55,162	43,263	29,729	-	(6,987)	18,886	-	17,749	8,177
Aquapolo Ambiental	116,688	102,442	73,926	-	(26,758)	41,004	-	37,516	30,496
Paulista Geradora de Energia (**)	27,004	42,307	10,486	-	-	(443)	-	1,728	(744)
Cantareira SP Energia	10,613	10,650	1,000	-	-	(37)	-	(464)	-
Barueri Energia Renovável	251,420	63,309	69,258	201,172	-	(12,477)	(584)	(1,686)	-
Infranext Soluções em Pavimentação	4,154	4,699	7,050	-	-	(522)	(23)	(2,351)	-
Sabesp Olímpia	(16,766)	(3,066)	-	-	-	(13,700)	-	(3,877)	-

(*)	The amount presented refers to changes in the equity of the investee, as its financial statements for the year ended December 31, 2023 were issued after the disclosure of SABESP’s consolidated financial statements.
(**)	The reduction in Equity is due to Advances for Future Capital Increase from other investors that were not converted into share capital, totaling R$ 14,860.

The balances of investments and the respective changes are as follows:

	Investiments		Contribution	Dividends distributed	Reclassification (***)	Equity in the earnings of subsidiaries					Interest percentage
	2024	2023	2024	2024	2024	2024	Reversal	(*)	2023	2022	2024	2023	2022
Sesamm	27,111	22,059	-	(1,683)	-	6,735		-	7,340	5,337	36%	36%	36%
Águas de Andradina	11,387	10,225	-	(320)	-	1,482		-	992	356	30%	30%	30%
Águas de Castilho	2,635	3,835	-	(1,847)	-	647		-	599	421	30%	30%	30%
Attend Ambiental	24,824	19,469	-	(3,143)	-	8,498		-	7,987	3,680	45%	45%	45%
Aquapolo Ambiental	57,178	50,196	-	(13,111)	-	20,093		-	18,383	14,943	49%	49%	49%
Paulista Geradora de Energia	6,750	6,861	-	-	-	(111)		-	432	(186)	25%	25%	25%
Cantareira SP Energia	5,194	5,212	-	-	-	(18)		-	(227)	-	49%	49%	49%
Barueri Energia Renovável	50,285	12,663	40,234	-	-	(2,495)		(117)	(2,054)	-	20%	20%	20%
Infranext Soluções em Pavimentação	-	-	-	-	(608)	(235)	853	(10)	(1,058)	-	45%	45%	45%
Total	185,364	130,520	40,234	(20,104)	(608)	34,596	853	(127)	32,394	24,551
FOXX URE-BA Ambiental (**)	24,340	25,244
Other investments	6,099	6,099
Overall total	215,803	161,863

(*)	Refers to changes in the equity of investees, as their financial statements for the year ended December 31, 2023 were issued after the disclosure of SABESP’s consolidated financial statements.

(**)	The amount presented refers to the fair value adjustment in the acquisition of Barueri Energia Renovável in 2024.

(***) The	amount of the investee’s loss exceeding the investment was reclassified to Noncurrent Liabilities.

As of July 02, 2024, Barueri Energia Renovável S.A. (“Barueri Energia”) issued simple debentures, not convertible into shares, with additional personal guarantees, in a single series, totaling R$ 395,000, to finance the investments expected in its business plan. SABESP pledged its shareholding as a collateral for the issue and provided an Equity Support Agreement (ESA) as security instruments, observing the limit of its shareholding to 20% of the transaction value, i.e. R$ 79,000.